HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.1%
1,516	Interpublic Group of Companies, Inc.	$53,742
1,113	Omnicom Group, Inc.	94,472
		148,214
	AEROSPACE & DEFENSE - 0.0%(a)
18	Teledyne Technologies, Inc.(b)	8,508
51	Woodward, Inc.	6,370
		14,878
	APPAREL & TEXTILE PRODUCTS - 0.0%(a)
98	VF Corporation	5,572

	ASSET MANAGEMENT - 0.5%
65	Affiliated Managers Group, Inc.	9,162
203	Ameriprise Financial, Inc.	60,973
130	Ares Management Corporation, Class A	10,560
94	B Riley Financial, Inc.	6,576
103	BlackRock, Inc.	78,709
472	Carlyle Group, Inc.	23,086
798	Charles Schwab Corporation	67,279
172	Federated Hermes, Inc., Class B	5,858
1,205	Franklin Resources, Inc.	33,644
1,624	Invesco Ltd.	37,449
161	LPL Financial Holdings, Inc.	29,411
1,654	ODP Corporation (The)(b)	75,803
213	Oppenheimer Holdings, Inc., Class A	9,283
645	Raymond James Financial, Inc.	70,892
353	Stifel Financial Corporation	23,969
196	T Rowe Price Group, Inc.	29,633
		572,287
	AUTOMOTIVE - 0.1%
3,862	Tenneco, Inc., Class A(b)	70,752
1,389	Velodyne Lidar, Inc.(b)	3,556
		74,308
	BANKING - 3.1%
114	Ameris Bancorp	5,002

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 3.1% (Continued)
408	Associated Banc-Corporation	$9,286
17,780	Bank of America Corporation	732,891
64	Bank of Hawaii Corporation	5,371
190	Bank OZK	8,113
239	BankUnited, Inc.	10,506
114	BOK Financial Corporation	10,710
211	Cadence Bank	6,174
117	Cathay General Bancorp	5,236
4,961	Citigroup, Inc.	264,917
1,161	Citizens Financial Group, Inc.	52,628
305	Comerica, Inc.	27,581
137	Commerce Bancshares, Inc.	9,808
72	Cullen/Frost Bankers, Inc.	9,966
156	East West Bancorp, Inc.	12,327
1,398	Fifth Third Bancorp	60,170
16	First Citizens BancShares, Inc., Class A	10,650
221	First Hawaiian, Inc.	6,164
892	First Horizon Corporation	20,953
123	First Republic Bank	19,938
197	Flagstar Bancorp, Inc.	8,353
711	FNB Corporation	8,852
379	Fulton Financial Corporation	6,299
165	Hancock Whitney Corporation	8,605
512	Hilltop Holdings, Inc.	15,053
243	Home BancShares, Inc.	5,492
2,405	Huntington Bancshares, Inc.	35,161
415	Investors Bancorp, Inc.	6,196
5,692	JPMorgan Chase & Company	775,932
2,423	KeyCorporation	54,227
289	M&T Bank Corporation	48,986
1,169	New York Community Bancorp, Inc.	12,532
621	Old National Bancorp	10,172
171	PacWest Bancorp	7,375
678	People's United Financial, Inc.	13,553

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 3.1% (Continued)
77	Pinnacle Financial Partners, Inc.	$7,090
1,493	PNC Financial Services Group, Inc.	275,383
102	Prosperity Bancshares, Inc.	7,077
2,537	Regions Financial Corporation	56,474
30	Signature Bank	8,805
200	Simmons First National Corporation, Class A	5,244
62	SouthState Corporation	5,059
40	SVB Financial Group(b)	22,378
268	Synovus Financial Corporation	13,132
127	Texas Capital Bancshares, Inc.(b)	7,278
1,754	Truist Financial Corporation	99,452
108	UMB Financial Corporation	10,493
413	Umpqua Holdings Corporation	7,789
179	United Bankshares, Inc.	6,244
2,932	US Bancorp	155,836
632	Valley National Bancorp	8,229
146	Washington Federal, Inc.	4,792
164	Webster Financial Corporation	9,204
10,672	Wells Fargo & Company	517,164
95	Western Alliance Bancorp	7,868
121	Wintrust Financial Corporation	11,245
312	Zions Bancorp	20,455
		3,571,870
	BEVERAGES - 1.6%
4,082	Coca-Cola Company	253,084
4,402	Keurig Dr Pepper, Inc.	166,836
8,974	PepsiCo, Inc.	1,502,068
		1,921,988
	BIOTECH & PHARMA - 15.3%
482	2seventy bio, Inc.(b)	8,223
234	4D Molecular Therapeutics, Inc.(b)	3,538
10,861	AbbVie, Inc.	1,760,676
750	ACADIA Pharmaceuticals, Inc.(b)	18,165
678	Aerie Pharmaceuticals, Inc.(b)	6,170

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
2,527	Agenus, Inc.(b)	$6,216
690	Agios Pharmaceuticals, Inc.(b)	20,086
3,193	Akebia Therapeutics, Inc.(b)	2,292
201	Akoya Biosciences, Inc.(b)	2,209
93	Albireo Pharma, Inc.(b)	2,774
461	Alector, Inc.(b)	6,569
4,346	Allakos, Inc.(b)	24,772
1,735	Allogene Therapeutics, Inc.(b)	15,806
579	Alnylam Pharmaceuticals, Inc.(b)	94,545
2,077	ALX Oncology Holdings, Inc.(b)	35,101
4,806	Amgen, Inc.	1,162,187
1,534	Amicus Therapeutics, Inc.(b)	14,527
327	Amphastar Pharmaceuticals, Inc.(b)	11,739
144	AnaptysBio, Inc.(b)	3,563
186	Anika Therapeutics, Inc.(b)	4,670
899	Antares Pharma, Inc.(b)	3,686
481	Apellis Pharmaceuticals, Inc.(b)	24,440
178	Arcturus Therapeutics Holdings, Inc.(b)	4,799
293	Arcus Biosciences, Inc.(b)	9,247
5,486	Ardelyx, Inc.(b)	5,870
908	Arrowhead Pharmaceuticals, Inc.(b)	41,759
1,612	Atea Pharmaceuticals, Inc.(b)	11,639
614	Avid Bioservices, Inc.(b)	12,507
248	Avidity Biosciences, Inc.(b)	4,581
355	Axsome Therapeutics, Inc.(b)	14,693
327	Beam Therapeutics, Inc.(b)	18,737
1,149	BioAtla, Inc.(b)	5,745
613	BioCryst Pharmaceuticals, Inc.(b)	9,967
2,531	Biogen, Inc.(b)	533,029
165	Biohaven Pharmaceutical Holding Company Ltd.(b)	19,564
791	BioMarin Pharmaceutical, Inc.(b)	60,986
1,296	Bluebird Bio, Inc.(b)	6,286
565	Blueprint Medicines Corporation(b)	36,092
1,097	Bolt Biotherapeutics, Inc.(b)	3,006

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
4,864	Bridgebio Pharma, Inc.(b)	$49,370
22,187	Bristol-Myers Squibb Company	1,620,317
439	C4 Therapeutics, Inc.(b)	10,650
390	Cara Therapeutics, Inc.(b)	4,739
436	Catalyst Pharmaceuticals, Inc.(b)	3,614
112	ChemoCentryx, Inc.(b)	2,808
626	Chimerix, Inc.(b)	2,867
1,966	Clovis Oncology, Inc.(b)	3,971
670	Coherus Biosciences, Inc.(b)	8,650
676	Corcept Therapeutics, Inc.(b)	15,224
154	Crinetics Pharmaceuticals, Inc.(b)	3,380
2,034	Curis, Inc.(b)	4,841
292	Cytokinetics, Inc.(b)	10,749
1,528	CytomX Therapeutics, Inc.(b)	4,080
1,259	Deciphera Pharmaceuticals, Inc.(b)	11,671
1,016	Denali Therapeutics, Inc.(b)	32,685
362	Dynavax Technologies Corporation(b)	3,924
67	Eagle Pharmaceuticals, Inc.(b)	3,316
844	Editas Medicine, Inc.(b)	16,053
5,027	Eli Lilly & Company	1,439,582
668	Emergent BioSolutions, Inc.(b)	27,428
226	Enanta Pharmaceuticals, Inc.(b)	16,087
3,017	Epizyme, Inc.(b)	3,470
1,609	Esperion Therapeutics, Inc.(b)	7,466
2,791	Exelixis, Inc.(b)	63,272
1,078	Fate Therapeutics, Inc.(b)	41,794
1,053	FibroGen, Inc.(b)	12,657
917	Finch Therapeutics Group, Inc.(b)	4,613
684	Forma Therapeutics Holdings, Inc.(b)	6,361
13,695	Gilead Sciences, Inc.	814,168
341	Global Blood Therapeutics, Inc.(b)	11,812
161	Guardant Health, Inc.(b)	10,665
1,667	Halozyme Therapeutics, Inc.(b)	66,480
218	Harmony Biosciences Holdings, Inc.(b)	10,606

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
593	Harpoon Therapeutics, Inc.(b)	$2,947
988	Heron Therapeutics, Inc.(b)	5,651
1,084	Hookipa Pharma, Inc.(b)	2,472
717	IGM Biosciences, Inc.(b)	19,165
1,818	ImmunoGen, Inc.(b)	8,654
1,363	Immunovant, Inc.(b)	7,510
2,030	Incyte Corporation(b)	161,223
146	Inhibrx, Inc.(b)	3,253
347	Innoviva, Inc.(b)	6,714
2,305	Inovio Pharmaceuticals, Inc.(b)	8,275
660	Insmed, Inc.(b)	15,510
268	Intellia Therapeutics, Inc.(b)	19,476
291	Intercept Pharmaceuticals, Inc.(b)	4,735
99	Intersect ENT, Inc.(b)	2,773
260	Intra-Cellular Therapies, Inc.(b)	15,909
1,032	Ionis Pharmaceuticals, Inc.(b)	38,225
1,222	Iovance Biotherapeutics, Inc.(b)	20,346
2,979	Ironwood Pharmaceuticals, Inc.(b)	37,476
13,678	Johnson & Johnson	2,424,151
221	KalVista Pharmaceuticals, Inc.(b)	3,258
151	Karuna Therapeutics, Inc.(b)	19,145
260	Karyopharm Therapeutics, Inc.(b)	1,916
108	Keros Therapeutics, Inc.(b)	5,873
546	Kinnate Biopharma, Inc.(b)	6,148
429	Kodiak Sciences, Inc.(b)	3,312
591	Kura Oncology, Inc.(b)	9,503
260	Kymera Therapeutics, Inc.(b)	11,003
1,584	Lexicon Pharmaceuticals, Inc.(b)	3,311
141	Ligand Pharmaceuticals, Inc.(b)	15,861
1,627	MacroGenics, Inc.(b)	14,334
127	Madrigal Pharmaceuticals, Inc.(b)	12,461
2,099	MannKind Corporation(b)	7,724
4,709	Maravai LifeSciences Holdings, Inc.(b)	166,086
253	Marinus Pharmaceuticals, Inc.(b)	2,366

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
206	MeiraGTx Holdings PLC(b)	$2,853
18,055	Merck & Company, Inc.	1,481,413
1,488	Mersana Therapeutics, Inc.(b)	5,937
436	Mirati Therapeutics, Inc.(b)	35,848
2,259	Moderna, Inc.(b)	389,135
227	Morphic Holding, Inc.(b)	9,114
3,472	Nektar Therapeutics(b)	18,714
842	Neurocrine Biosciences, Inc.(b)	78,938
888	NGM Biopharmaceuticals, Inc.(b)	13,542
446	Nkarta, Inc.(b)	5,075
614	Novavax, Inc., Class A(b)	45,221
453	Nurix Therapeutics, Inc.(b)	6,347
2,485	Ocugen, Inc.(b)	8,201
1,003	Ocular Therapeutix, Inc.(b)	4,965
998	Omeros Corporation(b)	5,998
804	Organogenesis Holdings, Inc.(b)	6,126
277	Pacira BioSciences, Inc.(b)	21,141
41,859	Pfizer, Inc.	2,167,039
640	Pliant Therapeutics, Inc.(b)	4,486
1,288	PMV Pharmaceuticals, Inc.(b)	26,816
360	Praxis Precision Medicines, Inc.(b)	3,676
3,649	Precigen, Inc.(b)	7,699
395	Prestige Consumer Healthcare, Inc.(b)	20,911
199	Prometheus Biosciences, Inc.(b)	7,514
297	Protagonist Therapeutics, Inc.(b)	7,033
437	PTC Therapeutics, Inc.(b)	16,304
844	Radius Health, Inc.(b)	7,453
125	RAPT Therapeutics, Inc.(b)	2,749
1,765	Recursion Pharmaceuticals, Inc.(b)	12,637
699	Regeneron Pharmaceuticals, Inc.(b)	488,196
466	REGENXBIO, Inc.(b)	15,467
639	Relay Therapeutics, Inc.(b)	19,125
750	Revance Therapeutics, Inc.(b)	14,625
647	REVOLUTION Medicines, Inc.(b)	16,505

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 15.3% (Continued)
1,541	Rigel Pharmaceuticals, Inc.(b)	$4,608
700	Rocket Pharmaceuticals, Inc.(b)	11,102
6,686	Royalty Pharma PLC, Class A	260,487
952	Sage Therapeutics, Inc.(b)	31,511
1,732	Sangamo Therapeutics, Inc.(b)	10,063
485	Sarepta Therapeutics, Inc.(b)	37,888
298	Scholar Rock Holding Corporation(b)	3,841
1,287	Seagen, Inc.(b)	185,392
1,204	Shattuck Labs, Inc.(b)	5,129
698	SIGA Technologies, Inc.(b)	4,949
3,408	Sorrento Therapeutics, Inc.(b)	7,941
293	SpringWorks Therapeutics, Inc.(b)	16,537
406	Supernus Pharmaceuticals, Inc.(b)	13,122
761	Sutro Biopharma, Inc.(b)	6,255
273	Syndax Pharmaceuticals, Inc.(b)	4,745
2,353	TG Therapeutics, Inc.(b)	22,377
260	Travere Therapeutics, Inc.(b)	6,700
577	Turning Point Therapeutics, Inc.(b)	15,492
399	Twist Bioscience Corporation(b)	19,703
656	Ultragenyx Pharmaceutical, Inc.(b)	47,639
340	United Therapeutics Corporation(b)	60,999
564	Vanda Pharmaceuticals, Inc.(b)	6,379
917	Vaxart, Inc.(b)	4,622
2,025	Verastem, Inc.(b)	2,855
1,801	Vertex Pharmaceuticals, Inc.(b)	470,007
570	Veru, Inc.(b)	2,753
462	Viatris, Inc.	5,027
1,028	Vir Biotechnology, Inc.(b)	26,440
306	XBiotech, Inc.	2,644
576	Xencor, Inc.(b)	15,368
939	Y-mAbs Therapeutics, Inc.(b)	11,155
		17,767,130
	CABLE & SATELLITE - 1.2%
2,489	Altice USA, Inc., Class A(b)	31,063

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CABLE & SATELLITE - 1.2% (Continued)
4	Cable One, Inc.	$5,857
497	Charter Communications, Inc., Class A(b)	271,123
19,688	Comcast Corporation, Class A	921,792
2,228	DISH Network Corporation, Class A(b)	70,516
537	Liberty Broadband Corporation - Series A(b)	70,379
279	WideOpenWest, Inc.(b)	4,866
		1,375,596
	CHEMICALS - 7.5%
6,850	American Vanguard Corporation	139,192
11,002	CF Industries Holdings, Inc.	1,133,866
73,082	Corteva, Inc.	4,200,754
326	CVR Partners, L.P.	44,978
6,295	Ecolab, Inc.	1,111,445
7,866	FMC Corporation	1,034,930
363	International Flavors & Fragrances, Inc.	47,673
98	Minerals Technologies, Inc.	6,483
15,362	Mosaic Company	1,021,573
19	Rogers Corporation(b)	5,162
		8,746,056
	COMMERCIAL SUPPORT SERVICES - 0.7%
628	ABM Industries, Inc.	28,913
882	ADT, Inc.	6,694
934	Advantage Solutions, Inc.(b)	5,959
138	AMN Healthcare Services, Inc.(b)	14,398
960	Aramark	36,096
176	ASGN, Inc.(b)	20,541
112	Barrett Business Services, Inc.	8,677
187	Brady Corporation, Class A	8,652
100	Brink's Company	6,800
156	Cintas Corporation	66,361
137	CorVel Corporation(b)	23,076
389	Deluxe Corporation	11,763
241	Forrester Research, Inc.(b)	13,597
109	FTI Consulting, Inc.(b)	17,137

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7% (Continued)
681	H&R Block, Inc.	$17,733
117	Huron Consulting Group, Inc.(b)	5,360
321	Insperity, Inc.	32,235
1,510	Kelly Services, Inc., Class A	32,752
125	Kforce, Inc.	9,246
174	Korn Ferry	11,300
1,150	ManpowerGroup, Inc.	108,008
2,569	R1 RCM, Inc.(b)	68,746
308	Robert Half International, Inc.	35,167
120	Schnitzer Steel Industries, Inc., Class A	6,233
3,727	SP Plus Corporation(b)	116,880
514	Stericycle, Inc.(b)	30,285
320	TriNet Group, Inc.(b)	31,475
543	TrueBlue, Inc.(b)	15,687
82	UniFirst Corporation	15,111
679	Viad Corporation(b)	24,200
		829,082
	CONSTRUCTION MATERIALS - 0.0%(a)
62	Carlisle Companies, Inc.	15,247

	CONSUMER SERVICES - 0.1%
281	Adtalem Global Education, Inc.(b)	8,349
56	Bright Horizons Family Solutions, Inc.(b)	7,431
21	Graham Holdings Company, Class B	12,842
243	Matthews International Corporation, Class A	7,863
32	Medifast, Inc.	5,465
202	Rent-A-Center, Inc.	5,088
181	Service Corporation International	11,913
588	WW International, Inc.(b)	6,015
		64,966
	CONTAINERS & PACKAGING - 0.0%(a)
274	Sealed Air Corporation	18,347

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	DATA CENTER REIT - 0.0%(a)
209	Digital Realty Trust, Inc.	$29,636
41	Equinix, Inc.	30,406
		60,042
	DIVERSIFIED INDUSTRIALS - 2.2%
3,609	3M Company	537,308
82	Dover Corporation	12,866
21,814	General Electric Company	1,995,981
306	Honeywell International, Inc.	59,541
90	Illinois Tool Works, Inc.	18,846
		2,624,542
	E-COMMERCE DISCRETIONARY - 0.4%
3,613	1-800-Flowers.com, Inc., Class A(b)	46,102
126	Amazon.com, Inc.(b)	410,753
170	Chewy, Inc.(b)	6,933
750	eBay, Inc.	42,945
155	Wayfair, Inc., Class A(b)	17,171
		523,904
	ELECTRICAL EQUIPMENT - 0.5%
55	Acuity Brands, Inc.	10,412
77	AMETEK, Inc.	10,255
740	Amphenol Corporation, Class A	55,758
215	Belden, Inc.	11,911
222	Carrier Global Corporation	10,183
77	Cognex Corporation	5,941
2,499	Fortive Corporation	152,263
25	Generac Holdings, Inc.(b)	7,432
89	Hubbell, Inc.	16,356
200	Itron, Inc.(b)	10,536
141	Keysight Technologies, Inc.(b)	22,274
2,434	Kimball Electronics, Inc.(b)	48,656
19	Littelfuse, Inc.	4,739
188	National Instruments Corporation	7,631
187	Novanta, Inc.(b)	26,608
226	OSI Systems, Inc.(b)	19,237

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRICAL EQUIPMENT - 0.5% (Continued)
122	Rockwell Automation, Inc.	$34,164
57	Roper Technologies, Inc.	26,917
148	Trimble, Inc.(b)	10,677
940	Watts Water Technologies, Inc., Class A	131,214
		623,164
	ENGINEERING & CONSTRUCTION - 0.2%
433	Dycom Industries, Inc.(b)	41,248
100	EMCOR Group, Inc.	11,263
668	Jacobs Engineering Group, Inc.	92,057
548	Tetra Tech, Inc.	90,387
		234,955
	ENTERTAINMENT CONTENT - 0.6%
1,499	Activision Blizzard, Inc.	120,085
316	AMC Networks, Inc., Class A(b)	12,839
1,643	Discovery, Inc. - Series A(b)	40,944
189	Electronic Arts, Inc.	23,910
582	Endeavor Group Holdings, Inc.(b)	17,181
1,430	Fox Corporation - Class B, CLASS B	51,880
1,289	Lions Gate Entertainment Corporation, Class A(b)	20,946
2,539	Paramount Global	102,601
590	ROBLOX Corporation, Class A(b)	27,282
138	Take-Two Interactive Software, Inc.(b)	21,216
1,118	Walt Disney Company(b)	153,345
691	Warner Music Group Corporation	26,154
2,772	Zynga, Inc., Class A(b)	25,613
		643,996
	FOOD - 3.5%
1,582	B&G Foods, Inc.	42,682
1,161	BellRing Brands, Inc.(b)	26,796
4,081	Campbell Soup Company	181,890
13,419	Conagra Brands, Inc.	450,476
485	Darling Ingredients, Inc.(b)	38,984
8,061	Flowers Foods, Inc.	207,248
9,836	Fresh Del Monte Produce, Inc.	254,851

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	FOOD - 3.5% (Continued)
7,715	General Mills, Inc.	$522,460
1,357	Hain Celestial Group, Inc.(b)	46,681
331	Hershey Company	71,705
902	Hostess Brands, Inc.(b)	19,790
1,054	Ingredion, Inc.	91,856
502	J & J Snack Foods Corporation	77,860
2,243	J M Smucker Company	303,725
135	John B Sanfilippo & Son, Inc.	11,264
8,010	Kellogg Company	516,565
4,407	Lamb Weston Holdings, Inc.	264,023
253	Lancaster Colony Corporation	37,735
763	Mission Produce, Inc.(b)	9,652
10,032	Mondelez International, Inc., Class A	629,809
920	Post Holdings, Inc.(b)	63,719
5,272	TreeHouse Foods, Inc.(b)	170,075
495	Utz Brands, Inc.	7,316
		4,047,162
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
463	Glatfelter Corporation	5,732

	GAS & WATER UTILITIES - 2.9%
2,507	American States Water Company	223,173
12,361	American Water Works Company, Inc.	2,046,117
5,972	California Water Service Group	354,020
10,433	Essential Utilities, Inc.	533,439
344	Middlesex Water Company	36,178
3,184	SJW Group	221,543
508	York Water Company	22,845
		3,437,315
	HEALTH CARE FACILITIES & SERVICES - 11.8%
799	Acadia Healthcare Company, Inc.(b)	52,358
386	AdaptHealth Corporation(b)	6,188
130	Addus HomeCare Corporation(b)	12,128
2,159	Agiliti, Inc.(b)	45,555

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 11.8% (Continued)
1,923	agilon health, Inc.(b)	$48,748
179	Amedisys, Inc.(b)	30,840
1,857	AmerisourceBergen Corporation	287,296
609	Anthem, Inc.	299,153
379	Apollo Medical Holdings, Inc.(b)	18,370
4,589	Aveanna Healthcare Holdings, Inc.(b)	15,648
17,085	Brookdale Senior Living, Inc.(b)	120,449
15,750	Cardinal Health, Inc.	893,025
1,144	Catalent, Inc.(b)	126,870
2,135	Centene Corporation(b)	179,746
617	Charles River Laboratories International, Inc.(b)	175,209
49	Chemed Corporation	24,821
50,319	Community Health Systems, Inc.(b)	597,287
5,633	CVS Health Corporation	570,116
1,927	DaVita, Inc.(b)	217,963
1,066	Encompass Health Corporation	75,803
429	Ensign Group, Inc.	38,614
134	Fulgent Genetics, Inc.(b)	8,363
1,961	Hanger, Inc.(b)	35,945
7,656	HCA Healthcare, Inc.	1,918,747
871	Henry Schein, Inc.(b)	75,942
402	Humana, Inc.	174,938
1,948	Innovage Holding Corporation(b)	12,506
1,106	Invitae Corporation(b)	8,815
4,507	IQVIA Holdings, Inc.(b)	1,042,063
3,870	Laboratory Corp of America Holdings(b)	1,020,364
191	LHC Group, Inc.(b)	32,203
3,964	McKesson Corporation	1,213,499
5,231	Mednax, Inc.(b)	122,824
470	Medpace Holdings, Inc.(b)	76,887
155	Molina Healthcare, Inc.(b)	51,706
137	National HealthCare Corporation	9,622
1,324	NeoGenomics, Inc.(b)	16,087
10,722	OPKO Health, Inc.(b)	36,884

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 11.8% (Continued)
2,389	Option Care Health, Inc.(b)	$68,230
3,558	Ortho Clinical Diagnostics Holdings PLC(b)	66,392
4,128	Owens & Minor, Inc.	181,715
1,373	Patterson Companies, Inc.	44,444
378	Pennant Group, Inc. (The)(b)	7,042
488	Personalis, Inc.(b)	3,997
1,561	Premier, Inc., Class A	55,556
5,009	Quest Diagnostics, Inc.	685,532
3,321	RadNet, Inc.(b)	74,291
5,750	Select Medical Holdings Corporation	137,943
99	SI-BONE, Inc.(b)	2,237
653	Sotera Health Company(b)	14,144
1,386	Surgery Partners, Inc.(b)	76,299
4,622	Syneos Health, Inc.(b)	374,151
271	Teladoc Health, Inc.(b)	19,547
8,379	Tenet Healthcare Corporation(b)	720,259
883	Tivity Health, Inc.(b)	28,406
2,061	UnitedHealth Group, Inc.	1,051,048
3,200	Universal Health Services, Inc., Class B	463,840
95	US Physical Therapy, Inc.	9,448
		13,778,103
	HEALTH CARE REIT - 0.4%
26,824	Diversified Healthcare Trust	85,837
593	Healthcare Realty Trust, Inc.	16,296
801	Healthpeak Properties, Inc.	27,498
460	Medical Properties Trust, Inc.	9,724
226	Omega Healthcare Investors, Inc.	7,042
557	Ventas, Inc.	34,400
1,554	Welltower, Inc.	149,402
		330,199
	HOME & OFFICE PRODUCTS - 0.1%
137	Scotts Miracle-Gro Company	16,846
292	Whirlpool Corporation	50,451
		67,297

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOME CONSTRUCTION - 0.4%
621	Beazer Homes USA, Inc.(b)	$9,452
175	Century Communities, Inc.	9,375
19,458	Dream Finders Homes, Inc.(b)	332,342
93	Fortune Brands Home & Security, Inc.	6,908
126	Hovnanian Enterprises, Inc.(b)	7,447
598	KB Home	19,363
70	LGI Homes, Inc.(b)	6,838
250	M/I Homes, Inc.(b)	11,088
242	Masco Corporation	12,342
385	MDC Holdings, Inc.	14,568
206	Meritage Homes Corporation(b)	16,321
823	Taylor Morrison Home Corporation(b)	22,402
653	Toll Brothers, Inc.	30,704
735	Tri Pointe Homes, Inc.(b)	14,759
		513,909
	HOTEL REIT - 0.1%
421	Apple Hospitality REIT, Inc.	7,565
2,386	Host Hotels & Resorts, Inc.	46,360
902	Park Hotels & Resorts, Inc.	17,616
229	Pebblebrook Hotel Trust	5,606
539	RLJ Lodging Trust	7,589
78	Ryman Hospitality Properties, Inc.(b)	7,236
557	Sunstone Hotel Investors, Inc.(b)	6,561
313	Xenia Hotels & Resorts, Inc.(b)	6,038
		104,571
	HOUSEHOLD PRODUCTS - 3.4%
777	Central Garden & Pet Company(b)	34,157
2,678	Church & Dwight Company, Inc.	266,140
3,451	Clorox Company	479,793
8,387	Colgate-Palmolive Company	635,986
2,249	Energizer Holdings, Inc.	69,179
392	Estee Lauder Companies, Inc., Class A	106,749
1,913	Kimberly-Clark Corporation	235,605
12,419	Procter & Gamble Company	1,897,623

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOUSEHOLD PRODUCTS - 3.4% (Continued)
2,307	Spectrum Brands Holdings, Inc.	$204,677
		3,929,909
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
198	Timken Company	12,019
224	Valmont Industries, Inc.	53,446
		65,465
	INDUSTRIAL REIT - 0.0%(a)
832	Americold Realty Trust	23,196
156	Duke Realty Corporation	9,057
174	Prologis, Inc.	28,098
		60,351
	INDUSTRIAL SUPPORT SERVICES - 0.1%
36	AMERCO	21,490
81	Applied Industrial Technologies, Inc.	8,315
224	Fastenal Company	13,306
114	MSC Industrial Direct Company, Inc., Class A	9,714
422	Resideo Technologies, Inc.(b)	10,056
38	SiteOne Landscape Supply, Inc.(b)	6,144
84	United Rentals, Inc.(b)	29,838
41	Watsco, Inc.	12,490
64	WESCO International, Inc.(b)	8,329
75	WW Grainger, Inc.	38,684
		158,366
	INFRASTRUCTURE REIT - 0.3%
384	American Tower Corporation	96,468
532	Crown Castle International Corporation	98,207
76	SBA Communications Corporation	26,152
		220,827
	INSTITUTIONAL FINANCIAL SERVICES - 1.2%
2,825	Bank of New York Mellon Corporation	140,205
3,254	BGC Partners, Inc., Class A	14,318
159	Cboe Global Markets, Inc.	18,193
669	CME Group, Inc.	159,127
384	Cowen, Inc., Class A	10,406

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.2% (Continued)
237	Evercore, Inc., Class A	$26,383
1,085	Goldman Sachs Group, Inc.	358,158
157	Houlihan Lokey, Inc.	13,785
203	Interactive Brokers Group, Inc., Class A	13,380
471	Intercontinental Exchange, Inc.	62,229
2,326	Jefferies Financial Group, Inc.	76,409
770	Lazard Ltd., Class A	26,565
250	Moelis & Company, Class A	11,738
2,932	Morgan Stanley	256,256
221	Nasdaq, Inc.	39,382
291	Northern Trust Corporation	33,887
74	Piper Sandler Cos	9,713
155	PJT Partners, Inc., Class A	9,784
128	SEI Investments Company	7,707
861	State Street Corporation	75,010
477	StoneX Group, Inc.(b)	35,408
67	Tradeweb Markets, Inc., Class A	5,887
14	Virtu Financial, Inc., Class A	521
		1,404,451
	INSURANCE - 1.8%
1,126	Aflac, Inc.	72,503
1,625	Allstate Corporation	225,079
223	American Equity Investment Life Holding Company	8,900
244	American Financial Group, Inc.	35,531
895	American International Group, Inc.	56,179
76	American National Group, Inc.	14,371
164	Arthur J Gallagher & Company	28,634
221	Assurant, Inc.	40,184
226	Brighthouse Financial, Inc.(b)	11,675
160	Brown & Brown, Inc.	11,563
270	Cincinnati Financial Corporation	36,709
111	CNA Financial Corporation	5,397
463	CNO Financial Group, Inc.	11,617
1,222	Equitable Holdings, Inc.	37,772

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 1.8% (Continued)
62	Erie Indemnity Company, Class A	$10,920
6,153	Genworth Financial, Inc., Class A(b)	23,258
151	Globe Life, Inc.	15,191
169	Hanover Insurance Group, Inc.	25,269
1,173	Hartford Financial Services Group, Inc.	84,233
127	Horace Mann Educators Corporation	5,312
357	Kemper Corporation	20,185
831	Lincoln National Corporation	54,314
1,300	Loews Corporation	84,266
28	Markel Corporation(b)	41,307
620	Marsh & McLennan Companies, Inc.	105,660
314	Mercury General Corporation	17,270
2,511	MetLife, Inc.	176,473
1,393	Old Republic International Corporation	36,037
826	Principal Financial Group, Inc.	60,637
1,555	Progressive Corporation	177,254
1,975	Prudential Financial, Inc.	233,386
362	Radian Group, Inc.	8,040
447	Reinsurance Group of America, Inc.	48,929
166	Selective Insurance Group, Inc.	14,834
882	Travelers Companies, Inc.	161,168
172	United Fire Group, Inc.	5,344
1,223	Unum Group	38,537
544	Voya Financial, Inc.	36,094
1,046	W R Berkley Corporation	69,620
7	White Mountains Insurance Group Ltd.	7,954
		2,157,606
	INTERNET MEDIA & SERVICES - 4.8%
49	Airbnb, Inc., CLASS A(b)	8,416
1,711	Alphabet, Inc., Class A(b)	4,758,889
26	Booking Holdings, Inc.(b)	61,060
207	Expedia Group, Inc.(b)	40,504
211	GoDaddy, Inc., Class A(b)	17,661
1,277	IAC/InterActiveCorporation(b)	128,057

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INTERNET MEDIA & SERVICES - 4.8% (Continued)
2,329	Meta Platforms, Inc., Class A(b)	$517,876
258	Netflix, Inc.(b)	96,644
283	Pinterest, Inc., Class A(b)	6,965
445	Snap, Inc., Class A(b)	16,016
443	Twitter, Inc.(b)	17,140
53	VeriSign, Inc.(b)	11,790
		5,681,018
	LEISURE FACILITIES & SERVICES - 0.5%
884	AMC Entertainment Holdings, Inc., Class A(b)	21,782
104	Cedar Fair, L.P.(b)	5,699
49	Choice Hotels International, Inc.	6,946
518	Cinemark Holdings, Inc.(b)	8,951
213	Hilton Grand Vacations, Inc.(b)	11,078
383	Hilton Worldwide Holdings, Inc.(b)	58,116
269	Hyatt Hotels Corporation, Class A(b)	25,676
195	Live Nation Entertainment, Inc.(b)	22,940
56	Madison Square Garden Sports Corporation(b)	10,044
726	Marriott International, Inc., Class A(b)	127,595
107	Marriott Vacations Worldwide Corporation	16,874
76	SeaWorld Entertainment, Inc.(b)	5,657
1,798	Starbucks Corporation	163,564
462	Travel + Leisure Company	26,768
51	Vail Resorts, Inc.	13,274
120	Wyndham Hotels & Resorts, Inc.	10,163
		535,127
	LEISURE PRODUCTS - 0.0%(a)
98	Hasbro, Inc.	8,028

	MACHINERY - 3.8%
4,641	AGCO Corporation	677,725
266	Alamo Group, Inc.	38,248
3,143	Colfax Corporation(b)	125,060
4,253	Deere & Company	1,766,950
666	Energy Recovery, Inc.(b)	13,413

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MACHINERY - 3.8% (Continued)
3,763	Evoqua Water Technologies Corporation(b)	$176,786
257	Flowserve Corporation	9,226
1,425	Franklin Electric Company, Inc.	118,332
71	Graco, Inc.	4,950
195	Hillenbrand, Inc.	8,613
635	Hyster-Yale Materials Handling, Inc., Class A	21,088
35	IDEX Corporation	6,711
160	Ingersoll Rand, Inc.	8,056
562	Lindsay Corporation	88,240
59	Nordson Corporation	13,398
137	Parker-Hannifin Corporation	38,875
73	Regal Rexnord Corporation	10,861
65	SPX FLOW, Inc.	5,604
79	Standex International Corporation	7,894
135	Stanley Black & Decker, Inc.	18,872
13,807	Xylem, Inc.	1,177,185
		4,336,087
	MEDICAL EQUIPMENT & DEVICES - 5.5%
65	10X Genomics, Inc., Class A(b)	4,945
2,568	Abbott Laboratories	303,948
67	ABIOMED, Inc.(b)	22,193
662	Adaptive Biotechnologies Corporation(b)	9,189
835	Agilent Technologies, Inc.	110,496
31	Align Technology, Inc.(b)	13,516
420	Alphatec Holdings, Inc.(b)	4,830
507	AngioDynamics, Inc.(b)	10,921
465	Artivion, Inc.(b)	9,942
2,664	Aspira Women's Health, Inc.(b)	2,771
107	AtriCure, Inc.(b)	7,027
7	Atrion Corporation	4,991
1,011	Avanos Medical, Inc.(b)	33,869
4,318	Avantor, Inc.(b)	146,035
384	Axogen, Inc.(b)	3,049
5,491	Baxter International, Inc.	425,772

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.5% (Continued)
2,347	Becton Dickinson and Company	$624,301
238	BioLife Solutions, Inc.(b)	5,410
1,084	Bionano Genomics, Inc.(b)	2,797
174	Bio-Rad Laboratories, Inc., Class A(b)	98,002
216	Bio-Techne Corporation	93,537
250	Bioventus, Inc.(b)	3,525
9,803	Boston Scientific Corporation(b)	434,175
494	Bruker Corporation	31,764
402	Cardiovascular Systems, Inc.(b)	9,085
406	CareDx, Inc.(b)	15,018
503	Castle Biosciences, Inc.(b)	22,565
424	Cerus Corporation(b)	2,328
211	CONMED Corporation	31,344
102	Cooper Companies, Inc.	42,594
1,348	Danaher Corporation	395,409
286	DENTSPLY SIRONA, Inc.	14,077
282	DermTech, Inc.(b)	4,140
83	DexCom, Inc.(b)	42,463
1,260	Edwards Lifesciences Corporation(b)	148,327
408	Envista Holdings Corporation(b)	19,874
239	Exact Sciences Corporation(b)	16,711
39	Glaukos Corporation(b)	2,255
373	Globus Medical, Inc., Class A(b)	27,520
596	Haemonetics Corporation(b)	37,679
1,343	Hologic, Inc.(b)	103,169
177	ICU Medical, Inc.(b)	39,407
53	IDEXX Laboratories, Inc.(b)	28,994
291	Illumina, Inc.(b)	101,675
29	Inari Medical, Inc.(b)	2,629
352	Inogen, Inc.(b)	11,412
9	Inspire Medical Systems, Inc.(b)	2,310
87	Insulet Corporation(b)	23,176
1,730	Integer Holdings Corporation(b)	139,386
701	Integra LifeSciences Holdings Corporation(b)	45,046

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.5% (Continued)
468	Intuitive Surgical, Inc.(b)	$141,186
37	iRhythm Technologies, Inc.(b)	5,826
385	Lantheus Holdings, Inc.(b)	21,294
89	LeMaitre Vascular, Inc.	4,136
163	Masimo Corporation(b)	23,723
256	Meridian Bioscience, Inc.(b)	6,646
507	Merit Medical Systems, Inc.(b)	33,726
32	Mettler-Toledo International, Inc.(b)	43,942
1,843	MiMedx Group, Inc.(b)	8,681
812	Myriad Genetics, Inc.(b)	20,462
384	NanoString Technologies, Inc.(b)	13,344
335	Natera, Inc.(b)	13,628
431	Natus Medical, Inc.(b)	11,327
110	Neogen Corporation(b)	3,392
145	Nevro Corporation(b)	10,488
731	NuVasive, Inc.(b)	41,448
669	OraSure Technologies, Inc.(b)	4,536
376	Orthofix Medical, Inc.(b)	12,295
37	OrthoPediatrics Corporation(b)	1,998
992	Pacific Biosciences of California, Inc.(b)	9,027
70	Penumbra, Inc.(b)	15,549
456	PerkinElmer, Inc.	79,554
547	Precision BioSciences, Inc.(b)	1,685
184	Quidel Corporation(b)	20,693
282	Repligen Corporation(b)	53,041
289	ResMed, Inc.	70,085
414	SeaSpine Holdings Corporation(b)	5,034
6,385	Senseonics Holdings, Inc.(b)	12,578
41,437	SmileDirectClub, Inc.(b)	107,322
2,292	Stryker Corporation	612,766
74	Surmodics, Inc.(b)	3,354
355	Tactile Systems Technology, Inc.(b)	7,157
1,366	Talis Biomedical Corporation(b)	1,926
81	Tandem Diabetes Care, Inc.(b)	9,419

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.5% (Continued)
255	Teleflex, Inc.	$90,482
1,165	Thermo Fisher Scientific, Inc.	688,106
92	Varex Imaging Corporation(b)	1,959
375	Veracyte, Inc.(b)	10,339
365	Vericel Corporation(b)	13,950
160	Waters Corporation(b)	49,662
165	West Pharmaceutical Services, Inc.	67,767
2,734	Zimmer Biomet Holdings, Inc.	349,679
266	Zimvie, Inc.(b)	6,075
		6,444,885
	METALS & MINING - 0.1%
2,214	Compass Minerals International, Inc.	139,017
60	Encore Wire Corporation	6,844
		145,861
	MORTGAGE FINANCE - 0.1%
2,259	Annaly Capital Management, Inc.	15,903
164	Blackstone Mortgage Trust, Inc., Class A	5,214
801	Chimera Investment Corporation	9,644
1,686	New Residential Investment Corporation	18,512
492	PennyMac Mortgage Investment Trust	8,310
333	Starwood Property Trust, Inc.	8,049
		65,632
	MULTI ASSET CLASS REIT - 0.0%(a)
178	Apartment Income REIT Corporation	9,516
416	Vornado Realty Trust	18,853
95	WP Carey, Inc.	7,680
		36,049
	OFFICE REIT - 0.2%
468	Alexandria Real Estate Equities, Inc.	94,185
311	Boston Properties, Inc.	40,057
653	Brandywine Realty Trust	9,233
178	Douglas Emmett, Inc.	5,949
178	Highwoods Properties, Inc.	8,142
786	Hudson Pacific Properties, Inc.	21,812

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OFFICE REIT - 0.2% (Continued)
89	Kilroy Realty Corporation	$6,801
884	Orion Office REIT, Inc.	12,376
106	SL Green Realty Corporation	8,605
		207,160
	PUBLISHING & BROADCASTING - 0.1%
2,787	Clear Channel Outdoor Holdings, Inc.(b)	9,643
291	Gray Television, Inc.	6,422
1,311	iHeartMedia, Inc., Class A(b)	24,817
66	Nexstar Media Group, Inc., Class A	12,440
426	Sinclair Broadcast Group, Inc., Class A	11,937
540	TEGNA, Inc.	12,096
		77,355
	REAL ESTATE SERVICES - 0.2%
959	CBRE Group, Inc., Class A(b)	87,768
341	Jones Lang LaSalle, Inc.(b)	81,656
437	Newmark Group, Inc., Class A	6,957
1,536	Realogy Holdings Corporation(b)	24,084
181	RMR Group, Inc. (The), Class A	5,629
		206,094
	RESIDENTIAL REIT - 0.0%(a)
143	American Campus Communities, Inc.	8,004
236	American Homes 4 Rent, Class A	9,447
96	AvalonBay Communities, Inc.	23,844
57	Camden Property Trust	9,473
124	Equity LifeStyle Properties, Inc.	9,484
340	Equity Residential	30,573
45	Essex Property Trust, Inc.	15,547
300	Invitation Homes, Inc.	12,054
68	Mid-America Apartment Communities, Inc.	14,243
55	Sun Communities, Inc.	9,641
177	UDR, Inc.	10,154
		152,464
	RETAIL - CONSUMER STAPLES - 1.3%
85	BJ's Wholesale Club Holdings, Inc.(b)	5,747

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - CONSUMER STAPLES - 1.3% (Continued)
112	Costco Wholesale Corporation	$64,495
520	Dollar General Corporation	115,768
52	Dollar Tree, Inc.(b)	8,328
2,340	Kroger Company (The)	134,246
4,557	Rite Aid Corporation(b)	39,874
1,639	SpartanNash Company	54,071
517	Sprouts Farmers Market, Inc.(b)	16,534
807	Target Corporation	171,261
10,493	Walgreens Boots Alliance, Inc.	469,771
3,339	Walmart, Inc.	497,243
		1,577,338
	RETAIL - DISCRETIONARY - 1.1%
382	Aaron's Company, Inc.	7,671
428	Academy Sports & Outdoors, Inc.	16,863
255	American Eagle Outfitters, Inc.	4,284
103	Bath & Body Works, Inc.	4,923
110	Beacon Roofing Supply, Inc.(b)	6,521
2,962	Best Buy Company, Inc.	269,245
76	BlueLinx Holdings, Inc.(b)	5,463
86	Burlington Stores, Inc.(b)	15,667
446	Conn's, Inc.(b)	6,873
251	Dick's Sporting Goods, Inc.	25,105
91	Dillard's, Inc., Class A	24,423
56	Floor & Decor Holdings, Inc., Class A(b)	4,536
326	Foot Locker, Inc.	9,669
475	GameStop Corporation, Class A(b)	79,126
998	Gap, Inc.	14,052
139	GMS, Inc.(b)	6,918
787	Home Depot, Inc.	235,573
1,213	Kohl's Corporation	73,338
1,125	Lowe's Companies, Inc.	227,464
3,628	Macy's, Inc.	88,378
805	Nordstrom, Inc.	21,824
704	Petco Health & Wellness Company, Inc.(b)	13,777

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 1.1% (Continued)
113	PetIQ, Inc.(b)	$2,757
6,922	Qurate Retail, Inc. - Series A	32,949
608	Ross Stores, Inc.	55,000
424	Sally Beauty Holdings, Inc.(b)	6,627
1,592	TJX Companies, Inc.	96,443
125	Tractor Supply Company	29,171
43	Ulta Beauty, Inc.(b)	17,123
22	Victoria's Secret & Company(b)	1,130
		1,402,893
	RETAIL REIT - 0.0%(a)
280	Brixmor Property Group, Inc.	7,227
47	Federal Realty Investment Trust	5,737
361	Macerich Company	5,646
224	Realty Income Corporation	15,523
287	Simon Property Group, Inc.	37,758
		71,891
	SELF-STORAGE REIT - 0.0%(a)
47	Extra Space Storage, Inc.	9,663
72	Public Storage	28,100
		37,763
	SEMICONDUCTORS - 1.3%
353	Advanced Micro Devices, Inc.(b)	38,597
1,242	Amkor Technology, Inc.	26,976
171	Analog Devices, Inc.	28,246
696	Applied Materials, Inc.	91,733
270	Azenta, Inc.	22,378
215	Broadcom, Inc.	135,380
235	Cirrus Logic, Inc.(b)	19,926
30	Coherent, Inc.(b)	8,201
42	Entegris, Inc.	5,513
122	II-VI, Inc.(b)	8,844
11,255	Intel Corporation	557,797
64	IPG Photonics Corporation(b)	7,025
81	KLA Corporation	29,651

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 1.3% (Continued)
93	Lam Research Corporation	$49,998
163	Marvell Technology, Inc.	11,689
262	Microchip Technology, Inc.	19,687
1,451	Micron Technology, Inc.	113,017
65	MKS Instruments, Inc.	9,750
200	NVIDIA Corporation	54,572
387	ON Semiconductor Corporation(b)	24,230
159	Qorvo, Inc.(b)	19,732
719	QUALCOMM, Inc.	109,878
317	Skyworks Solutions, Inc.	42,250
34	Synaptics, Inc.(b)	6,783
92	Teradyne, Inc.	10,877
379	Texas Instruments, Inc.	69,539
709	Vishay Intertechnology, Inc.	13,896
		1,536,165
	SOFTWARE - 3.8%
1,634	1Life Healthcare, Inc.(b)	18,105
99	Adobe, Inc.(b)	45,106
74	Akamai Technologies, Inc.(b)	8,835
18	ANSYS, Inc.(b)	5,718
45	Autodesk, Inc.(b)	9,646
728	Avaya Holdings Corporation(b)	9,224
64	Cadence Design Systems, Inc.(b)	10,525
382	Cerner Corporation	35,740
110	Citrix Systems, Inc.	11,099
50	Concentrix Corporation	8,328
375	Dropbox, Inc., Class A(b)	8,719
22	Fortinet, Inc.(b)	7,518
82	Intuit, Inc.	39,429
708	Loyalty Ventures, Inc.(b)	11,703
11,150	Microsoft Corporation	3,437,657
464	NortonLifeLock, Inc.	12,305
1,164	Oak Street Health, Inc.(b)	31,288
465	Omnicell, Inc.(b)	60,213

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 3.8% (Continued)
2,286	Oracle Corporation	$189,121
11	Palo Alto Networks, Inc.(b)	6,848
242	Privia Health Group, Inc.(b)	6,469
228	Salesforce, Inc.(b)	48,409
14	ServiceNow, Inc.(b)	7,796
404	SS&C Technologies Holdings, Inc.	30,308
46	Synopsys, Inc.(b)	15,330
1,176	Tabula Rasa HealthCare, Inc.(b)	6,774
125	Teradata Corporation(b)	6,161
3,072	VMware, Inc., Class A	349,809
27	Workday, Inc., Class A(b)	6,465
		4,444,648
	SPECIALTY FINANCE - 1.1%
953	Alliance Data Systems Corporation	53,511
2,225	American Express Company	416,075
2,350	Capital One Financial Corporation	308,532
1,315	Discover Financial Services	144,900
47	Federal Agricultural Mortgage Corporation, Class C	5,099
1,086	Fidelity National Financial, Inc.	53,040
288	First American Financial Corporation	18,668
84	FirstCash Holdings, Inc.	5,909
547	Guild Holdings Company	5,612
3,163	loanDepot, Inc.	13,126
509	MGIC Investment Corporation	6,897
164	Mr. Cooper Group, Inc.(b)	7,490
343	OneMain Holdings, Inc.	16,262
278	PennyMac Financial Services, Inc.	14,790
282	PROG Holdings, Inc.(b)	8,113
5,143	Rocket Companies, Inc.	57,190
202	Stewart Information Services Corporation	12,243
4,335	Synchrony Financial	150,901
46	Walker & Dunlop, Inc.	5,953
		1,304,311

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY REITS - 0.1%
836	Iron Mountain, Inc.	$46,323
83	Lamar Advertising Company, Class A	9,643
309	Outfront Media, Inc.	8,785
		64,751
	STEEL - 0.0%(a)
152	Reliance Steel & Aluminum Company	27,869

	TECHNOLOGY HARDWARE - 4.8%
17,284	Apple, Inc.	3,017,960
233	Arista Networks, Inc.(b)	32,382
166	Arrow Electronics, Inc.(b)	19,693
355	Avnet, Inc.	14,409
403	Benchmark Electronics, Inc.	10,091
527	Ciena Corporation(b)	31,952
5,596	Cisco Systems, Inc.	312,033
2,354	CommScope Holding Company, Inc.(b)	18,550
2,100	Corning, Inc.	77,511
283	Corsair Gaming, Inc.(b)	5,988
12,408	Dell Technologies, Inc., Class C(b)	622,758
52	F5, Inc.(b)	10,865
8,600	Hewlett Packard Enterprise Company	143,706
18,909	HP, Inc.	686,397
1,389	Inseego Corporation(b)	5,625
79	InterDigital, Inc.	5,040
3,527	Jabil, Inc.	217,722
820	Juniper Networks, Inc.	30,471
315	Knowles Corporation(b)	6,782
100	Lumentum Holdings, Inc.(b)	9,760
129	Motorola Solutions, Inc.	31,244
899	NCR Corporation(b)	36,131
328	NetApp, Inc.	27,224
3,725	Pitney Bowes, Inc.	19,370
185	Plantronics, Inc.(b)	7,289
1,328	Sanmina Corporation(b)	53,678

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE - 4.8% (Continued)
345	Super Micro Computer, Inc.(b)	$13,134
86	TD SYNNEX Corporation	8,876
1,150	TTM Technologies, Inc.(b)	17,043
26	Ubiquiti, Inc.	7,570
1,551	Western Digital Corporation(b)	77,007
2,198	Xerox Holdings Corporation	44,334
42	Zebra Technologies Corporation, Class A(b)	17,375
		5,639,970
	TECHNOLOGY SERVICES - 1.6%
381	Amdocs Ltd.	31,322
299	Automatic Data Processing, Inc.	68,034
153	Block, Inc., Class A(b)	20,747
250	Broadridge Financial Solutions, Inc.	38,928
503	CDW Corporation/DE	89,982
927	Cognizant Technology Solutions Corporation, Class A	83,124
30,305	Conduent, Inc.(b)	156,374
99	CSG Systems International, Inc.	6,293
3,181	DXC Technology Company(b)	103,796
14	EPAM Systems, Inc.(b)	4,153
180	Equifax, Inc.	42,678
140	Euronet Worldwide, Inc.(b)	18,221
67	ExlService Holdings, Inc.(b)	9,599
14	Fair Isaac Corporation(b)	6,530
801	Fidelity National Information Services, Inc.	80,436
720	Fiserv, Inc.(b)	73,008
97	Gartner, Inc.(b)	28,854
263	Global Payments, Inc.	35,989
240	Green Dot Corporation, Class A(b)	6,595
113	ICF International, Inc.	10,638
567	Insight Enterprises, Inc.(b)	60,850
1,284	International Business Machines Corporation	166,947
34	Jack Henry & Associates, Inc.	6,700
575	Kyndryl Holdings, Inc.(b)	7,544
272	Mastercard, Inc., Class A	97,207

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 1.6% (Continued)
292	MAXIMUS, Inc.	$21,885
867	MoneyGram International, Inc.(b)	9,156
138	Moody's Corporation	46,563
5,223	Nielsen Holdings PLC	142,275
241	Paychex, Inc.	32,889
882	PayPal Holdings, Inc.(b)	102,003
1,346	Rackspace Technology, Inc.(b)	15,021
141	S&P Global, Inc.	57,835
771	Sabre Corporation(b)	8,813
295	TransUnion	30,485
549	Unisys Corporation(b)	11,864
45	Verisk Analytics, Inc.	9,658
316	Visa, Inc., Class A	70,079
1,060	Western Union Company	19,864
		1,832,939
	TELECOMMUNICATIONS - 4.7%
34,640	AT&T, Inc.	818,543
349	EchoStar Corporation, Class A(b)	8,495
194	IDT Corporation, Class B(b)	6,613
15,991	Lumen Technologies, Inc.	180,219
1,892	Telephone and Data Systems, Inc.	35,721
1,738	T-Mobile US, Inc.(b)	223,072
182	United States Cellular Corporation(b)	5,502
84,886	Verizon Communications, Inc.	4,324,093
		5,602,258
	TRANSPORTATION & LOGISTICS - 0.1%
263	JB Hunt Transport Services, Inc.	52,807
190	Landstar System, Inc.	28,658
465	Schneider National, Inc., Class B	11,858
		93,323
	WHOLESALE - CONSUMER STAPLES - 4.1%
2,035	Andersons, Inc. (The)	102,279
6,815	Archer-Daniels-Midland Company	615,122
22,834	Bunge Ltd.	2,530,236

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	WHOLESALE - CONSUMER STAPLES - 4.1% (Continued)
235	Calavo Growers, Inc.	$8,566
336	Chefs' Warehouse, Inc. (The)(b)	10,954
6,301	Performance Food Group Company(b)	320,784
7,292	Sysco Corporation	595,392
3,503	United Natural Foods, Inc.(b)	144,849
10,815	US Foods Holding Corporation(b)	406,968
		4,735,150
	WHOLESALE - DISCRETIONARY - 0.1%
359	ePlus, Inc.(b)	20,126
187	PC Connection, Inc.	9,797
34	Pool Corporation	14,377
512	ScanSource, Inc.(b)	17,812
210	Veritiv Corporation(b)	28,054
		90,166

	TOTAL COMMON STOCKS (Cost $109,242,360)	116,474,602

Shares		Fair Value
	RIGHT — 0.0%(a)
	NON-LISTED RIGHT - 0.0% (a)
195	Zogenix, Inc. CVR	129

	TOTAL RIGHT (Cost $129)	129

	TOTAL INVESTMENTS - 99.6% (Cost $109,242,489)	$116,474,731
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	450,235
	NET ASSETS - 100.0%	$116,924,966

CRV	- Contingent Value Right

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.